Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information
Note 21—Condensed Consolidating Financial Information
Dynegy’s senior notes are guaranteed by certain of our wholly owned subsidiaries. Not all of Dynegy’s subsidiaries guaranteed the senior notes including Dynegy’s indirect, wholly owned subsidiary, IPH. The following condensed consolidating financial statements as of and for the year ended December 31, 2016 and 2015 present the financial information of (i) Dynegy (“Parent”), which is the parent and issuer of the senior notes, on a stand-alone, unconsolidated basis, (ii) the guarantor subsidiaries of Dynegy, (iii) the non-guarantor subsidiaries of Dynegy, and (iv) the eliminations necessary to arrive at the information for Dynegy on a consolidated basis. The condensed consolidating financial statements for the year ended December 31, 2014 present the Escrow Issuers as the finance issuer of the $5.1 billion senior notes issued in October 2014. With the close of the Acquisitions, the Escrow Issuers were merged into Dynegy.
The 100 percent owned subsidiary guarantors, jointly, severally, fully, and unconditionally, guarantee the payment obligations under the senior notes.
These statements should be read in conjunction with the consolidated financial statements and notes thereto of Dynegy. The supplemental condensed consolidating financial information has been prepared pursuant to the rules and regulations for condensed financial information and does not include all disclosures included in annual financial statements. On February 2, 2017, upon Genco’s emergence from bankruptcy, IPH became a guarantor to the senior notes.
For purposes of the condensed consolidating financial statements, a portion of our intercompany receivable, which we do not consider to be likely of settlement, has been classified as equity as of December 31, 2016 and December 31, 2015.
Condensed Consolidating Balance Sheet for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current Assets
Cash and cash equivalents	$1,529	$139	$108	$—	$1,776
Restricted cash	—	—	62	—	62
Accounts receivable, net	141	2,539	136	(2,430)	386
Inventory	—	236	209	—	445
Other current assets	12	275	32	(1)	318
Total Current Assets	1,682	3,189	547	(2,431)	2,987
Property, plant and equipment, net	—	6,593	528	—	7,121
Investment in affiliates	12,125	—	—	(12,125)	—
Restricted cash	—	—	2,000	—	2,000
Goodwill	—	799	—	—	799
Other long-term assets	2	89	55	—	146
Intercompany note receivable	—	—	8	(8)	—
Total Assets	$13,809	$10,670	$3,138	$(14,564)	$13,053
Current Liabilities
Accounts payable	$1,914	$295	$553	$(2,430)	$332
Other current liabilities	128	348	109	(1)	584
Total Current Liabilities	2,042	643	662	(2,431)	916
Liabilities subject to compromise	—	—	832	—	832
Debt, long-term portion, net	6,551	216	2,011	—	8,778
Intercompany note payable	3,042	—	—	(3,042)	—
Other long-term liabilities	132	235	129	(8)	488
Total Liabilities	11,767	1,094	3,634	(5,481)	11,014
Stockholders’ Equity
Dynegy Stockholders’ Equity	2,042	12,618	(493)	(12,125)	2,042
Intercompany note receivable	—	(3,042)	—	3,042	—
Total Dynegy Stockholders’ Equity	2,042	9,576	(493)	(9,083)	2,042
Noncontrolling interest	—	—	(3)	—	(3)
Total Equity	2,042	9,576	(496)	(9,083)	2,039
Total Liabilities and Equity	$13,809	$10,670	$3,138	$(14,564)	$13,053

Condensed Consolidating Balance Sheet for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current Assets
Cash and cash equivalents	$327	$94	$84	$—	$505
Restricted cash	—	—	39	—	39
Accounts receivable, net	499	1,292	130	(1,519)	402
Inventory	—	326	271	—	597
Other current assets	13	322	68	(14)	389
Total Current Assets	839	2,034	592	(1,533)	1,932
Property, plant and equipment, net	—	7,670	677	—	8,347
Investment in affiliates	13,017	190	—	(13,017)	190
Other long-term assets	10	133	50	—	193
Goodwill	—	797	—	—	797
Intercompany note receivable	17	—	—	(17)	—
Total Assets	$13,883	$10,824	$1,319	$(14,567)	$11,459
Current Liabilities
Accounts payable	$1,388	$234	$189	$(1,519)	$292
Other current liabilities	92	272	167	(14)	517
Total Current Liabilities	1,480	506	356	(1,533)	809
Debt, long-term portion, net	6,293	105	731	—	7,129
Intercompany note payable	3,042	—	17	(3,059)	—
Other long-term liabilities	147	317	138	—	602
Total Liabilities	10,962	928	1,242	(4,592)	8,540
Stockholders’ Equity
Dynegy Stockholders’ Equity	2,921	12,938	79	(13,017)	2,921
Intercompany note receivable	—	(3,042)	—	3,042	—
Total Dynegy Stockholders’ Equity	2,921	9,896	79	(9,975)	2,921
Noncontrolling interest	—	—	(2)	—	(2)
Total Equity	2,921	9,896	77	(9,975)	2,919
Total Liabilities and Equity	$13,883	$10,824	$1,319	$(14,567)	$11,459
Condensed Consolidating Statements of Operations for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$3,317	$1,093	$(92)	$4,318
Cost of sales, excluding depreciation expense	—	(1,737)	(636)	92	(2,281)
Gross margin	—	1,580	457	—	2,037
Operating and maintenance expense	—	(637)	(303)	—	(940)
Depreciation expense	—	(590)	(99)	—	(689)
Impairments	—	(710)	(148)	—	(858)
Gain on sale of assets, net	(2)	—	1	—	(1)
General and administrative expense	(7)	(117)	(37)	—	(161)
Acquisition and integration costs	(10)	(3)	2	—	(11)
Other	—	(1)	(16)	—	(17)
Operating loss	(19)	(478)	(143)	—	(640)
Bankruptcy reorganization items	—	—	(96)	—	(96)
Earnings from unconsolidated investments	—	7	—	—	7
Equity in losses from investments in affiliates	(765)	—	—	765	—
Interest expense	(485)	(10)	(132)	2	(625)
Other income and expense, net	29	20	18	(2)	65
Loss before income taxes	(1,240)	(461)	(353)	765	(1,289)
Income tax benefit (expense) (Note 15)	—	86	(41)	—	45
Net loss	(1,240)	(375)	(394)	765	(1,244)
Less: Net loss attributable to noncontrolling interest	—	—	(4)	—	(4)
Net loss attributable to Dynegy Inc.	$(1,240)	$(375)	$(390)	$765	$(1,240)

Condensed Consolidating Statements of Operations for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,713	$1,161	$(4)	$3,870
Cost of sales, excluding depreciation expense	—	(1,322)	(710)	4	(2,028)
Gross margin	—	1,391	451	—	1,842
Operating and maintenance expense	—	(549)	(290)	—	(839)
Depreciation expense	—	(487)	(100)	—	(587)
Impairments	—	(74)	(25)	—	(99)
Loss on sale of assets, net	—	(1)	—	—	(1)
General and administrative expense	(6)	(91)	(31)	—	(128)
Acquisition and integration costs	—	(124)	—	—	(124)
Operating income (loss)	(6)	65	5	—	64
Earnings from unconsolidated investments	—	1	—	—	1
Equity in earnings from investments in affiliates	476	—	—	(476)	—
Interest expense	(475)	(1)	(70)	—	(546)
Other income and expense, net	55	(1)	—	—	54
Income (loss) before income taxes	50	64	(65)	(476)	(427)
Income tax benefit (Note 15)	—	471	3	—	474
Net income (loss)	50	535	(62)	(476)	47
Less: Net loss attributable to noncontrolling interest	—	—	(3)	—	(3)
Net income (loss) attributable to Dynegy Inc.	$50	$535	$(59)	$(476)	$50

Condensed Consolidating Statements of Operations for the Year Ended December 31, 2014
(amounts in millions)

	Parent	Escrow Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,184	$1,313	$—	$2,497
Cost of sales, excluding depreciation expense	—	—	(702)	(959)	—	(1,661)
Gross margin	—	—	482	354	—	836
Operating and maintenance expense	—	—	(258)	(219)	—	(477)
Depreciation expense	—	—	(195)	(52)	—	(247)
Gain on sale of assets, net	—	—	18	—	—	18
General and administrative expense	(9)	—	(60)	(45)	—	(114)
Acquisition and integration costs	—	—	(19)	(16)	—	(35)
Operating income (loss)	(9)	—	(32)	22	—	(19)
Bankruptcy reorganization items	3	—	—	—	—	3
Earnings from unconsolidated investments	—	—	10	—	—	10
Equity in losses from investments in affiliates	(131)	—	—	—	131	—
Interest expense	(89)	(67)	—	(68)	1	(223)
Other income and expense, net	(39)	—	1	—	(1)	(39)
Loss before income taxes	(265)	(67)	(21)	(46)	131	(268)
Income tax benefit (expense) (Note 15)	(8)	—	—	9	—	1
Net loss	(273)	(67)	(21)	(37)	131	(267)
Less: Net income attributable to noncontrolling interest	—	—	—	6	—	6
Net loss attributable to Dynegy Inc.	$(273)	$(67)	$(21)	$(43)	$131	$(273)
Condensed Consolidating Statements of Comprehensive Income (Loss) for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(1,240)	$(375)	$(394)	$765	$(1,244)
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) and plan amendments, net of tax of $3	(4)	1	6	—	3
Amounts reclassified from accumulated other comprehensive income:
Settlement cost, net of tax of zero	—	—	6	—	6
Amortization of unrecognized prior service credit, net of tax of zero	(4)	—	(1)	—	(5)
Other comprehensive income from investment in affiliates	12	—	—	(12)	—
Other comprehensive income, net of tax	4	1	11	(12)	4
Comprehensive loss	(1,236)	(374)	(383)	753	(1,240)
Less: Comprehensive income (loss) attributable to noncontrolling interest	2	—	(2)	(2)	(2)
Total comprehensive loss attributable to Dynegy Inc.	$(1,238)	$(374)	$(381)	$755	$(1,238)
Condensed Consolidating Statements of Comprehensive Loss for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$50	$535	$(62)	$(476)	$47
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) and plan amendments, net of tax of zero	(8)	2	10	—	4
Amounts reclassified from accumulated other comprehensive income (loss):
Amortization of unrecognized prior service credit and actuarial gain, net of tax of zero	(3)	—	(1)	—	(4)
Other comprehensive loss from investment in affiliates	11	—	—	(11)	—
Other comprehensive income, net of tax	—	2	9	(11)	—
Comprehensive income (loss)	50	537	(53)	(487)	47
Less: Comprehensive income (loss) attributable to noncontrolling interest	1	—	(2)	(1)	(2)
Total comprehensive income (loss) attributable to Dynegy Inc.	$49	$537	$(51)	$(486)	$49

Condensed Consolidating Statements of Comprehensive Loss for the Year Ended December 31, 2014
(amounts in millions)

	Parent	Escrow Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(273)	(67)	$(21)	$(37)	$131	$(267)
Other comprehensive income before reclassifications:
Actuarial loss and plan amendments, net of tax of zero	(20)	—	—	(16)	—	(36)
Amounts reclassified from accumulated other comprehensive income (loss):
Amortization of unrecognized prior service credit and actuarial gain, net of tax of zero	(5)	—	—	—	—	(5)
Other comprehensive loss from investment in affiliates	(16)	—	—	—	16	—
Other comprehensive loss, net of tax	(41)	—	—	(16)	16	(41)
Comprehensive income (loss)	(314)	(67)	(21)	(53)	147	(308)
Less: comprehensive income attributable to noncontrolling interest	3	—	—	3	(3)	3
Total comprehensive income (loss) attributable to Dynegy Inc.	$(317)	$(67)	$(21)	$(56)	$150	$(311)
Condensed Consolidating Statements of Cash Flow for the Year Ended December 31, 2016
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(425)	$1,057	$13	$—	$645
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(215)	(78)	—	(293)
Distributions from unconsolidated affiliate	—	14	—	—	14
Proceeds from sales of assets, net	171	2	3	—	176
Net intercompany transfers	880	—	—	(880)	—
Other investing	—	10	—	—	10
Net cash provided by (used in) investing activities	1,051	(189)	(75)	(880)	(93)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	822	198	1,994	—	3,014
Repayments of borrowings	(563)	(15)	(11)	—	(589)
Proceeds from issuance of equity, net of issuance costs	359	—	—	—	359
Preferred stock dividends paid	(22)	—	—	—	(22)
Interest rate swap settlement payments	(17)	—	—	—	(17)
Net intercompany transfers	—	(1,006)	126	880	—
Other financing	(3)	—	—	—	(3)
Net cash provided by (used in) financing activities	576	(823)	2,109	880	2,742
Net increase in cash, cash equivalents, and restricted cash	1,202	45	2,047	—	3,294
Cash, cash equivalents, and restricted cash, beginning of period	327	94	123	—	544
Cash, cash equivalents, and restricted cash, end of period	$1,529	$139	$2,170	$—	$3,838
Condensed Consolidating Statements of Cash Flow for the Year Ended December 31, 2015
(amounts in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(432)	$531	$(5)	$—	$94
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(235)	(66)	—	(301)
Acquisitions, net of cash acquired	(6,207)	29	100	—	(6,078)
Distributions from unconsolidated affiliate	—	8	—	—	8
Net intercompany transfers	450	—	—	(450)	—
Other investing	—	3	—	—	3
Net cash provided by (used in) investing activities	(5,757)	(195)	34	(450)	(6,368)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	(31)	78	19	—	66
Repayments of borrowings	(8)	(23)	—	—	(31)
Proceeds from issuance of equity, net of issuance costs	(6)	—	—	—	(6)
Preferred stock dividends paid	(23)	—	—	—	(23)
Interest rate swap settlement payments	(17)	—	—	—	(17)
Repurchase of common stock	(250)	—	—	—	(250)
Net intercompany transfers	—	(351)	(99)	450	—
Other financing	(4)	—	—	—	(4)
Net cash provided by (used in) financing activities	(339)	(296)	(80)	450	(265)
Net increase in cash, cash equivalents, and restricted cash	(6,528)	40	(51)	—	(6,539)
Cash, cash equivalents, and restricted cash, beginning of period	6,855	54	174	—	7,083
Cash, cash equivalents, and restricted cash, end of period	$327	$94	$123	$—	$544
Condensed Consolidating Statements of Cash Flow for the Year Ended December 31, 2014
(amounts in millions)

	Parent	Escrow Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(70)	$3	$189	$99	$—	$221
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	—	(75)	(50)	—	(125)
Proceeds from sales of assets, net	—	—	18	—	—	18
Net intercompany transfers	162	—	—	—	(162)	—
Net cash provided by (used in) investing activities	162	—	(57)	(50)	(162)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net of debt issuance costs	(1)	5,044	12	—	—	5,055
Repayments of borrowings	(8)	—	(6)	—	—	(14)
Proceeds from issuance of equity, net of issuance costs	1,106	—	—	—	—	1,106
Interest rate swap settlement payments	(18)	—	—	—	—	(18)
Net intercompany transfers	—	166	(238)	(90)	162	—
Other financing	(3)	—	—	—	—	(3)
Net cash provided by (used in) financing activities	1,076	5,210	(232)	(90)	162	6,126
Net increase in cash, cash equivalents, and restricted cash	1,168	5,213	(100)	(41)	—	6,240
Cash, cash equivalents, and restricted cash, beginning of period	474	—	154	215	—	843
Cash, cash equivalents, and restricted cash, end of period	$1,642	$5,213	$54	$174	$—	$7,083